Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other income and expenses
Other Operating Income
	2023		2022		2021
	ARS 000		ARS 000		ARS 000

Interest earned from customers	33,388,985	(1)	20,714,927	(1)	21,902,168	(1)
Foreign exchange difference, net	190,654,483	(2)	85,079,807	(2)	41,734,061	(2)
Income from growth and revaluation of biological assets	12,658,919		-		-
Insurance recovery	-		4,174,622		-
Recovery related to discount of tax credits	-		818,538		1,436,000
Income from sale of property, plant and equipment	-		61,955		637,987
Net recovery related to the provision for lawsuits and claims	-		192,207		-
Net recovery related to the allowance for doubtful accounts and other receivables	-		1,731		-
Others	1,003,844		793,625		524,901
	237,706,231		111,837,412		66,235,117

Other Operating Expenses
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Property, plant and equipment disposal	(7,514,354)	-	-
Forestry expenses	(3,810,192)	-	-
Impairment of material and spare parts	(716,167)	(1,594,977)	(250,861)
Net charge related to the provision for lawsuits and claims	(465,251)	-	(342,253)
Net charge related to the allowance for doubtful accounts and other receivables	(773,244)	-	(4,307)
Trade and tax interests	(1,792,410)	-	(3,787,816)
Others	(57,172)	(280,167)	(513,884)
	(15,128,790)	(1,875,144)	(4,899,121)

Finance Income
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Interest earned	5,797,141	1,718,494	235,739
Net income on financial assets at fair value through profit or loss (1)	219,494,795	69,967,225	8,426,317
Interest rate swap income	4,911,890	7,842,191	3,122,058
	230,203,826	79,527,910	11,784,114

Finance Expenses
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Interest on loans	25,504,640	(19,648,546)	(28,577,690)
Foreign exchange differences	(328,248,363)	(113,168,225)	(74,994,391)
Bank commissions for loans and others	(2,808,234)	(2,498,682)	(4,491,538)
Others	(213,143)	(775)	(3,568)
	(356,774,380)	(135,316,228)	(108,067,187)